Nonconsolidated Partially-Owned Affiliates (Tables)	12 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summarized Balance Sheet Data of Company's Nonconsolidated Partially-Owned Affiliates
Summarized balance sheet data as of September 30 is as follows (in millions):

	2015	2014
Current assets	$7,083	$4,365
Noncurrent assets	3,294	1,822
Total assets	$10,377	$6,187

Current liabilities	$6,268	$3,318
Noncurrent liabilities	604	570
Noncontrolling interests	20	10
Shareholders’ equity	3,485	2,289
Total liabilities and shareholders’ equity	$10,377	$6,187

Summarized Income Statement Data of Company's Nonconsolidated Partially-Owned Affiliates
Summarized income statement data for the years ended September 30 is as follows (in millions):

	2015	2014	2013
Net sales	$12,922	$10,820	$9,973
Gross profit	1,911	1,638	1,483
Net income	890	790	644
Income attributable to noncontrolling interests	10	3	5
Net income attributable to the entity	880	787	639